Subsequent Events (Details) $ in Thousands		12 Months Ended
	Feb. 04, 2016	Dec. 31, 2015 USD ($)	Jun. 23, 2015	Dec. 31, 2014 USD ($)	Jul. 31, 2012
Subsequent Event [Line Items]
Restricted cash		$ 26,948		$ 16,447
Stated interest rate (percent)			6.00%
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months		$ 46,793
Senior Exchange Convertible Debt [Member] | Senior Credit Facility [Member]
Subsequent Event [Line Items]
Interest coverage ratio covenant (less than)		1.50
Restricted cash		$ 25,600
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months		$ 46,800
Senior Exchange Convertible Debt [Member] | Senior Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Interest coverage ratio (exceeded)	1.50
Senior Exchange Convertible Debt [Member] | 7.50% Senior Exchange Convertible Notes [Member]
Subsequent Event [Line Items]
Stated interest rate (percent)					7.50%